Other Disclosures - Events after the reporting period (Details) - Equity awards	Nov. 09, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised in share-based payment arrangement	600,000
Proceeds from equity awards	$ 1,000